UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09651 and 811-09735

Name of Fund:  BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2018

Date of reporting period: 05/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) May 31, 2018	BlackRock Focus Growth Fund, Inc. (Percentages shown are based on Net Assets)

Mutual Fund

Value
Master Focus Growth LLC	$163,449,354

Total Investments — 100.1% (Cost: $107,052,497)	163,449,354
Liabilities in Excess of Other Assets — (0.1)%	(161,260)

Net Assets — 100.0%	$163,288,094

Notes to Consolidated Schedule of Investments

BlackRock Focus Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Focus Growth LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master LLC was $163,449,354 and 100%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended May 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) May 31, 2018	MASTER FOCUS GROWTH LLC (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 97.2%

Automobiles — 1.1%
Tesla, Inc. (a)	6,091	$1,734,290

Banks — 3.8%
Bank of America Corp.	137,653	3,997,443
First Republic Bank	21,479	2,139,308

		6,136,751
Beverages — 2.2%
Constellation Brands, Inc., Class A	15,952	3,558,572

Biotechnology — 1.1%
Vertex Pharmaceuticals, Inc. (a)	11,958	1,841,532

Capital Markets — 3.2%
E*TRADE Financial Corp. (a)	44,309	2,806,975
S&P Global, Inc.	12,630	2,494,425

		5,301,400
Construction Materials — 1.4%
Vulcan Materials Co.	18,258	2,332,277

Diversified Financial Services — 2.4%
Berkshire Hathaway, Inc., Class B (a)	20,610	3,947,433

Electrical Equipment — 1.2%
Rockwell Automation, Inc.	11,574	2,030,195

Equity Real Estate Investment Trusts (REITs) — 1.1%
SBA Communications Corp. (a)	11,403	1,802,472

Food Products — 0.7%
Bunge Ltd.	16,401	1,140,690

Health Care Equipment & Supplies — 2.0%
Boston Scientific Corp. (a)	108,380	3,293,668

Health Care Providers & Services — 4.9%
UnitedHealth Group, Inc.	33,232	8,025,860

Hotels, Restaurants & Leisure — 1.5%
Domino’s Pizza, Inc.	9,576	2,408,173

Industrial Conglomerates — 1.1%
Honeywell International, Inc.	11,961	1,769,152

Internet & Direct Marketing Retail — 15.5%
Amazon.com, Inc. (a)	8,638	14,076,658
Booking Holdings, Inc. (a)	2,632	5,550,678
Netflix, Inc. (a)	16,321	5,738,464

		25,365,800
Internet Software & Services — 13.0%
Alibaba Group Holding Ltd. — ADR (a)	7,962	1,576,556
Alphabet, Inc., Class A (a)	6,850	7,535,000
Facebook, Inc., Class A (a)	26,694	5,119,375
MercadoLibre, Inc.	8,047	2,340,309
Tencent Holdings Ltd.	91,000	4,645,744

		21,216,984
IT Services — 9.4%
Mastercard, Inc., Class A	22,300	4,239,676
PayPal Holdings, Inc. (a)	38,362	3,148,369
Visa, Inc., Class A	61,459	8,033,921

		15,421,966
Life Sciences Tools & Services — 1.8%
Illumina, Inc. (a)	10,671	2,907,207

Oil, Gas & Consumable Fuels — 0.6%
Pioneer Natural Resources Co.	5,184	1,001,030

Pharmaceuticals — 1.2%
Zoetis, Inc.	23,049	1,929,201

Security	Shares	Value
Professional Services — 3.2%
CoStar Group, Inc. (a)	8,970	$3,419,543
Equifax, Inc.	16,298	1,857,320

		5,276,863
Road & Rail — 2.8%
Union Pacific Corp.	31,494	4,496,084

Semiconductors & Semiconductor Equipment — 4.1%
Applied Materials, Inc.	35,557	1,805,585
ASML Holding NV, Registered Shares (b)	10,505	2,065,808
NVIDIA Corp.	11,288	2,846,721

		6,718,114
Software — 13.4%
Adobe Systems, Inc. (a)	15,615	3,892,507
Autodesk, Inc. (a)	19,720	2,545,852
Electronic Arts, Inc. (a)	31,380	4,107,956
Microsoft Corp.	92,841	9,176,405
salesforce.com, Inc. (a)	16,549	2,140,282

		21,863,002
Specialty Retail — 4.5%
Home Depot, Inc.	15,987	2,982,375
Ulta Beauty, Inc. (a)	18,020	4,449,318

		7,431,693
Total Common Stocks — 97.2% (Cost: $104,002,441)		158,950,409

Preferred Stocks — 1.9%
Internet Software & Services
Uber Technologies, Inc., Series D (Acquired 6/10/14, cost $999,102), 0.00% (a)(c)(d)	64,404	2,482,130

Software
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $598,061), 0.00% (a)(c)(d)	97,563	563,914

Total Preferred Stocks — 1.9% (Cost: $1,597,163)		3,046,044

Total Long-Term Investments — 99.1% (Cost: $105,599,604)		161,996,453

Short-Term Securities — 2.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.66% (e)(g)	2,361,330	2,361,330
SL Liquidity Series, LLC, Money Market Series, 2.02% (e)(f)(g)	2,100,388	2,100,598

Total Short-Term Securities — 2.7% (Cost: $4,461,928)		4,461,928

Total Investments — 101.8% (Cost: $110,061,532)		166,458,381
Liabilities in Excess of Other Assets — (1.8)%		(3,009,027)

Net Assets — 100.0%		$163,449,354

1

Schedule of Investments (unaudited) (continued) May 31, 2018	MASTER FOCUS GROWTH LLC

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Restricted security as to resale, excluding 144A securities. The Master LLC held restricted securities with a current value of $3,046,044, representing 1.86% of its net assets as of period end, and an original cost of $1,597,163.
(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.
(g)	During the period ended May 31, 2018, investments in issuers considered to be affiliates of the Master LLC for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/2017	Net Activity	Shares Held at 05/31/2018	Value at 05/31/2018	Income		Net Realized Gain (loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	5,332,428	(2,971,098)	2,361,330	$2,361,330	$20,834		$2	$—
SL Liquidity Series, LLC Money Market Series	1,640,938	459,450	2,100,388	2,100,598	5,292	(b)	332	—

				$4,461,928	$26,126		$334	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

•	For Master LLC compliance purposes, the Master LLC’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviation

ADR      American Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of May 31, 2018, certain of the Fund’s investments were valued using net asset value (“NAV”) per share or its equivalent as a practical expedient for fair value and have been excluded from the fair value hierarchy.

2

Schedule of Investments (unaudited) (continued) May 31, 2018	MASTER FOCUS GROWTH LLC

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Automobiles	$1,734,290	$—	$—	$1,734,290
Banks	6,136,751	—	—	6,136,751
Beverages	3,558,572	—	—	3,558,572
Biotechnology	1,841,532	—	—	1,841,532
Capital Markets	5,301,400	—	—	5,301,400
Construction Materials	2,332,277	—	—	2,332,277
Diversified Financial Services	3,947,433	—	—	3,947,433
Electrical Equipment	2,030,195	—	—	2,030,195
Equity Real Estate Investment Trusts (REITs)	1,802,472	—	—	1,802,472
Food Products	1,140,690	—	—	1,140,690
Health Care Equipment & Supplies	3,293,668	—	—	3,293,668
Health Care Providers & Services	8,025,860	—	—	8,025,860
Hotels, Restaurants & Leisure	2,408,173	—	—	2,408,173
Industrial Conglomerates	1,769,152	—	—	1,769,152
Internet & Direct Marketing Retail	25,365,800	—	—	25,365,800
Internet Software & Services	16,571,240	4,645,744	—	21,216,984
IT Services	15,421,966	—	—	15,421,966
Life Sciences Tools & Services	2,907,207	—	—	2,907,207
Oil, Gas & Consumable Fuels	1,001,030	—	—	1,001,030
Pharmaceuticals	1,929,201	—	—	1,929,201
Professional Services	5,276,863	—	—	5,276,863
Road & Rail	4,496,084	—	—	4,496,084
Semiconductors & Semiconductor Equipment	6,718,114	—	—	6,718,114
Software	21,863,002	—	—	21,863,002
Specialty Retail	7,431,693	—	—	7,431,693
Preferred Stocks:
Internet Software & Services	—	—	2,482,130	2,482,130
Software	—	—	563,914	563,914
Short-Term Securities	2,361,330	—	—	2,361,330

Subtotal	$156,665,995	$4,645,744	$3,046,044	$164,357,783

Investments Valued at NAV(a)				2,100,598

Total Investments				$166,458,381

(a)	As of May 31, 2018, certain of the Master LLC’s investments were fair valued using NAV per share or its equivalent as no quoted market value is available and have been excluded from the fair value hierarchy.

During the period ended May 31, 2018, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Master LLC had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Securities
Assets:
Opening balance, as of August 31, 2017	$3,797,211
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	(751,167)
Purchases	—
Sales	—

Closing Balance, as of May 31, 2018	$3,046,044

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2018(a)	$(751,167)

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

3

Schedule of Investments (unaudited) (continued) May 31, 2018	MASTER FOCUS GROWTH LLC

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Master LLC’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Preferred Stocks	$3,046,044	Market	Revenue Multiple(a)	6.39x - 14.50x	7.89x

(a)	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

4

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

 Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date:	July 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date:	July 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date:	July 19, 2018